Equity - Proposal for distribution of profits (Details) - SEK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity
Profit at the disposal of the annual general meeting	kr 14,903
Proposed dividends	308	kr 194
Remaining disposable funds to be carried forward	kr 14,595
Proposed dividends per share	kr 77.23